EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Options granted WA fair value	$ 9.3	$ 6.6	$ 7.4
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Dividend yield	2.90%	3.30%	2.60%
Expected volatility	25.00%	23.00%	24.00%
Risk-free interest rate (in dollar terms)	1.90%	2.10%	1.30%
Sharebased Compensation Arrangement By Sharebased Payment Award Fair Value Assumptions Expected Term1	9 years 12 months 31 days		8 years 12 months 31 days	6 years 12 months 31 days
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Closing stock price	$ 57.51
The total number of exercisable options that are in-the-money as of December 31, 2010	3,400,000
The total intrinsic value of options exercised during the years	$ 74	$ 19	$ 6
Average market price of Teva's ordinary shares during the year	$ 51.57	$ 38.99	$ 41.63
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
Employee Service Share Based Compensation Nonvested Award Total Compensation Cost Not Yet Recognized Period For Recognition R S Us	1.0
Employee Service Share Based Compensation Nonvested Award Total Compensation Cost Not Yet Recognized Period For Recognition Stock Option	1.0
Stock Options Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Balance outstanding at beginning of year	32,481,000	36,580,000	33,298,000
Granted	6,935,000	1,701,000	7,231,000
Exercise of options and RSUs by employees, shares	(11,423,000)	(2,797,000)	(704,000)
Forfeited	(1,260,000)	(3,003,000)	(3,245,000)
Balance outstanding at end of year	26,733,000	32,481,000	36,580,000
Weighted average exercise price	$ 45.91	$ 45.05	$ 44.40	44.92
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Options exercisable at end of year	12,632,000	17,082,000	14,230,000
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Weighted average exercise price	$ 47.16	$ 47.30	$ 44.30
The total unrecognized compensation cost before tax on employee stock options and RSUs	87
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
Granted	$ 48.60	$ 38.37	$ 40.50
Vested	$ 45.05	$ 32.17	$ 33.36
Forfeited	$ 46.11	$ 45.51	$ 44.76
The total unrecognized compensation cost before tax on employee stock options and RSUs	87
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	47	40	58
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
The total unrecognized compensation cost before tax on employee stock options and RSUs	77
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
RSUs outstanding at beginning of year	2,512,000,000	3,744,000,000	3,093,000,000
Granted	1,342,000,000	289,000,000	1,320,000,000
Vested	(1,146,000,000)	(1,222,000,000)	(519,000,000)
Forfeited	(242,000,000)	(299,000,000)	(150,000,000)
RSUs outstanding at end of year	2,466,000,000	2,512,000,000	3,744,000,000
Weighted-average grant date fair value per share - RSUs at beginning of year	$ 40.48	$ 41.04	$ 43.23
Granted	$ 46.09	$ 35.80	$ 38.00
Vested	$ 41.55	$ 41.04	$ 45.65
Forfeited	$ 40.05	$ 40.98	$ 43.97
Weighted-average grant date fair value per share - RSUs at end of year	$ 43.05	$ 40.48	$ 41.04
The total unrecognized compensation cost before tax on employee stock options and RSUs	77
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	38	24	24
Omnibus Long Term Share Incentive Plan [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	85	64	82
Tax effect on stock-based compensation expense	14	14	13
Net effect	$ 71	$ 50	$ 69